Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Non Controlling Interest
BALANCE, at Dec. 31, 2008	$ 915,115	$ 37,671	$ 265,932	$ 693,511	$ (14,217)	$ (72,239)	$ 910,658	$ 4,457
Treasury Stock Shares, number of shares at Dec. 31, 2008					526,700
Net income/(loss)	30,175			28,685			28,685	1,490
Purchase of Treasury stock (245,400 shares), shares					245,400
Purchase of Treasury stock (245,400 shares), amount	(4,058)				(4,058)		(4,058)
Proceeds from Stock Issuance Program, shares					(17,394)
Proceeds from Stock Issuance Program, amount	(55)		(313)	(154)	412		(55)
Cash dividends declared and paid ($1.15 per share in 2009, $0.60 per share in 2010 and 2011, respectively)	(42,445)			(42,445)			(42,445)
Other comprehensive income (loss)	14,508					14,508	14,508
Amortization of restricted share units	1,087		1,087				1,087
BALANCE, at Dec. 31, 2009	914,327	37,671	266,706	679,597	(17,863)	(57,731)	908,380	5,947
Treasury Stock Shares, number of shares at Dec. 31, 2009					754,706
Net income/(loss)	21,035			19,768			19,768	1,267
Proceeds from Stock Issuance Program, shares					(754,706)
Proceeds from Stock Issuance Program, amount	12,671		(156)	(5,036)	17,863		12,671
Issuance of common stock under Stock Issuance Program	7,042	446	6,596				7,042
Issuance of common stock-offering	84,696	7,622	77,074				84,696
Issuance of shares of restricted share units (341,650 and 127,250 shares in 2010 and 2011 respectively)	0	342	(342)				0
Cash dividends declared and paid ($1.15 per share in 2009, $0.60 per share in 2010 and 2011, respectively)	(22,849)			(22,849)			(22,849)
Distribution from Subsidiary to non controlling interest	(3,462)						0	(3,462)
Other comprehensive income (loss)	5,402					5,402	5,402
Amortization of restricted share units	1,068		1,068				1,068
BALANCE, at Dec. 31, 2010	1,019,930	46,081	350,946	671,480	0	(52,329)	1,016,178	3,752
Treasury Stock Shares, number of shares at Dec. 31, 2010					0
Net income/(loss)	(88,950)			(89,496)			(89,496)	546
Expenses of 2010 common stock-offering	(72)		(72)				(72)
Issuance of shares of restricted share units (341,650 and 127,250 shares in 2010 and 2011 respectively)	0	128	(128)				0
Cash dividends declared and paid ($1.15 per share in 2009, $0.60 per share in 2010 and 2011, respectively)	(27,670)			(27,670)			(27,670)
Distribution from Subsidiary to non controlling interest	(2,199)						0	(2,199)
Other comprehensive income (loss)	17,299					17,299	17,299
Amortization of restricted share units	820		820				820
BALANCE, at Dec. 31, 2011	$ 919,158	$ 46,209	$ 351,566	$ 554,314	$ 0	$ (35,030)	$ 917,059	$ 2,099
Treasury Stock Shares, number of shares at Dec. 31, 2011					0